The Chesapeake Growth Fund
Schedule of Investments
January 31, 2021 (Unaudited)

Common Stocks - 94.7%	Shares	Value
Communications - 21.1%
Entertainment Content - 6.2%
Take-Two Interactive Software, Inc. *	8,753	$ 1,754,539
Walt Disney Company (The) *	5,445	915,686
		2,670,225
Internet Media & Services - 14.9%
Alphabet, Inc. - Class C *	1,293	2,373,612
Facebook, Inc. - Class A *	5,310	1,371,732
Netflix, Inc. *	384	204,438
Shopify, Inc. - Class A *	345	379,013
Spotify Technology S.A. *	4,601	1,449,315
VeriSign, Inc. *	3,495	678,275
		6,456,385
Consumer Discretionary - 16.9%
Apparel & Textile Products - 2.8%
NIKE, Inc. - Class B	8,975	1,198,970

E-Commerce Discretionary - 6.0%
Amazon.com, Inc. *	816	2,616,259

Leisure Facilities & Services - 5.9%
Chipotle Mexican Grill, Inc. *	620	917,600
Las Vegas Sands Corporation	17,605	846,625
Starbucks Corporation	8,378	811,074
		2,575,299
Retail - Discretionary - 2.2%
lululemon athletica, inc. *	2,879	946,270

Consumer Staples - 1.8%
Beverages - 0.7%
Boston Beer Company, Inc. (The) - Class A *	355	325,496

Retail - Consumer Staples - 1.1%
Costco Wholesale Corporation	1,294	456,044

Energy - 1.9%
Oil & Gas Producers - 1.9%
Pioneer Natural Resources Company	6,819	824,417

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.7% (Continued)	Shares	Value
Financials - 6.7%
Banking - 4.2%
Bank of America Corporation	60,582	$ 1,796,256

Institutional Financial Services - 2.5%
Goldman Sachs Group, Inc. (The)	4,045	1,096,883

Health Care - 12.0%
Biotech & Pharma - 2.0%
Vertex Pharmaceuticals, Inc. *	3,738	856,301

Health Care Facilities & Services - 5.6%
Humana, Inc.	5,140	1,969,186
Quest Diagnostics, Inc.	3,760	485,604
		2,454,790
Medical Equipment & Devices - 4.4%
DexCom, Inc. *	2,607	977,234
Intuitive Surgical, Inc. *	1,224	915,111
		1,892,345
Industrials - 8.2%
Aerospace & Defense - 7.3%
Boeing Company (The)	2,753	534,605
L3Harris Technologies, Inc.	6,347	1,088,574
Lockheed Martin Corporation	3,245	1,044,306
TransDigm Group, Inc. *	885	489,653
		3,157,138
Machinery - 0.9%
Parker-Hannifin Corporation	1,420	375,746

Materials - 1.5%
Chemicals - 1.5%
Sherwin-Williams Company (The)	951	657,902

Real Estate - 1.2%
REITs - 1.2%
Lamar Advertising Company - Class A	6,205	501,240

Technology - 23.4%
Semiconductors - 2.4%
NXP Semiconductors N.V.	6,576	1,055,251

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.7% (Continued)	Shares	Value
Technology - 23.4% (Continued)
Software - 6.5%
Microsoft Corporation	4,060	$ 941,758
salesforce.com, inc. *	8,338	1,880,719
		2,822,477
Technology Hardware - 6.0%
Apple, Inc.	19,740	2,604,890

Technology Services - 8.5%
Gartner, Inc. *	1,400	212,674
Mastercard, Inc. - Class A	6,891	2,179,554
PayPal Holdings, Inc. *	5,416	1,269,023
		3,661,251

Total Common Stocks (Cost $30,129,700)		$ 41,001,835

Money Market Funds - 5.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $2,461,374)	2,461,374	$ 2,461,374

Total Investments at Value - 100.4% (Cost $32,591,074)		$ 43,463,209

Liabilities in Excess of Other Assets - (0.4%)		(158,814)

Total Net Assets - 100.0%		$ 43,304,395

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2021.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund

Notes to Schedule of Investments

January 31, 2021 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs
  Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Chesapeake Growth Fund

Notes to Schedule of Investments (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,001,835	$ -	$ -	$ 41,001,835
Money Market Funds	2,461,374	-	-	2,461,374
Total	$ 43,463,209	$ -	$ -	$ 43,463,209

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any Level 2 or Level 3 securities or derivative instruments as of or during the period ended January 31, 2021.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2021:

Cost of portfolio investments	$ 32,714,773
Gross unrealized appreciation	$ 11,645,749
Gross unrealized depreciation	(897,313)
Net unrealized appreciation	$ 10,748,436

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.